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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

Stephen W. Kidder
Name of Institutional Investment Manager

Hemenway & Barnes LLP   60 State Street   Boston,   MA        02109
Business Address        (Street)          (City)    (State)   (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of February, 2009.

                                     /s/ Stephen W. Kidder
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:   Name:                     13F File No.:
----------------------   -------------   -----------------------   -------------
1. Brian C. Broderick    28-11136        6.  ___________________   _____________
2. Michael B. Elefante   28-06281        7.  ___________________   _____________
3. Timothy F. Fidgeon    28-06169        8.  ___________________   _____________
4. Michael J. Puzo       28-06165        9.  ___________________   _____________
5. Kurt F. Somerville    28-10379        10. ___________________   _____________

*    Refers to manager number on attached detail in Item 7.

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
AS OF DECEMBER 31, 2008                             FORM 13F                 SEC FILE # STEPHEN W. KIDDER\28-11134

ITEM 1:                  ITEM 2:     ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
--------------        ------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                            SHARES OR                            VOTING AUTHORITY
                          TITLE       CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          OF CLASS      NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS   (A)    (B)    (C)
--------------        ------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                       (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                       ---  ---  ---            ----  ------  ----
A F L A C INC         COMMON STOCK  001055102       322255     7030               XX                    7030
ABBOTT LABS           COMMON STOCK  002824100       774666    14515               XX                   14515
AMGEN INC             COMMON STOCK  031162100       232733     4030               XX                    4030
APTARGROUP INC        COMMON STOCK  038336103       784971    22275               XX                   22275
AUTOMATIC DATA        COMMON STOCK  053015103       501192    12740               XX                   12740
PROCESSING
B P PLC ADR           COMMON STOCK  055622104       538492    11521               XX                   11521
BERKSHIRE HATHAWAY    CLASS B       084670207       337470      105               XX                     105
INC
CANADIAN NATIONAL     COMMON STOCK  136375102       658923    17925               XX                   17925
RAILWAY CO
CATERPILLAR INC       COMMON STOCK  149123101       357360     8000               XX                    8000
CHEVRON CORP          COMMON STOCK  166764100       449368     6075               XX                    6075
CHUBB CORPORATION     COMMON STOCK  171232101       591600    11600               XX                   11600
CISCO SYS INC         COMMON STOCK  17275R102       195193    11975               XX                   11975
COCA COLA CO          COMMON STOCK  191216100       355370     7850               XX                    7850
E M C CORP            COMMON STOCK  268648102       415659    39700               XX                   39700
EMERSON ELECTRIC CO   COMMON STOCK  291011104       693760    18950               XX                   18950
ENCANA CORP           COMMON STOCK  292505104       975383    20985               XX                   20985
EXXON MOBIL CORP      COMMON STOCK  30231G102      1515094    18979               XX                   18979
GENERAL ELECTRIC CO   COMMON STOCK  369604103       934222    57668               XX                   57668

AS OF DECEMBER 31, 2008                             FORM 13F                 SEC FILE # STEPHEN W. KIDDER\28-11134

ITEM 1:                  ITEM 2:     ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
--------------        ------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                            SHARES OR                            VOTING AUTHORITY
                          TITLE       CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          OF CLASS      NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS   (A)    (B)    (C)
--------------        ------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                       (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                       ---  ---  ---            ----  ------  ----
HEWLETT PACKARD CO    COMMON STOCK  428236103       272175     7500               XX                    7500
INTEL CORPORATION     COMMON STOCK  458140100       799776    54555               XX                   54555
JOHNSON & JOHNSON     COMMON STOCK  478160104      1466134    24505               XX                   24505
MERCK & CO INC        COMMON STOCK  589331107       258400     8500               XX                    8500
MICROSOFT CORP        COMMON STOCK  594918104       530615    27295               XX                   27295
NOKIA CORP ADR A      COMMON STOCK  654902204       278460    17850               XX                   17850
NOVARTIS AG ADR       COMMON STOCK  66987V109       607570    12210               XX                   12210
NOVO NORDISK A/S ADR  COMMON STOCK  670100205       308340     6000               XX                    6000
PEPSICO INC           COMMON STOCK  713448108       303974     5550               XX                    5550
PROCTER & GAMBLE CO   COMMON STOCK  742718109      1820723    29452               XX                   29452
SYSCO CORP            COMMON STOCK  871829107       442742    19300               XX                   19300
3 M COMPANY           COMMON STOCK  88579Y101       825987    14355               XX                   14355
WELLS FARGO & CO      COMMON STOCK  949746101       252791     8575               XX                    8575
WYETH                 COMMON STOCK  983024100       258819     6900               XX                    6900
AGGREGATE TOTAL                                 19,060,217

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